INVESTMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INVESTMENTS
INVESTMENTS

NOTE 5 - INVESTMENTS

On May 3, 2022, Edible Garden Corp. ("Edible Garden"), an entity in which the Company had an investment of common stock, completed a 1-for-5 reverse stock split of its outstanding common stock. As a result, the Company held 1,000,000 shares in Edible Garden. On May 5, 2022, Edible Garden announced the pricing of its initial public offering of 2,930,000 shares of its common stock and accompanying warrants to purchase up to 2,930,000 shares of common stock for an exercise price of $5.00 per share. Each share of common stock was sold together with one warrant at a combined offering price of $5.00, for gross proceeds of approximately $14.70 million. As a result of the initial public offering, the Company reassessed its write down on the investment and recorded a write up to its fair value, which is categorized within the fair value hierarchy as Level 2. In November 2022, the lock-up restriction on the Company's shares in Edible Garden expired and accordingly, the Company's investment transferred from Level 2 to Level 1 fair value measurement. During the fiscal first quarter ended March 31, 2023, the Company sold all its shares in Edible Garden and received $0.15 million. As a result, the Company recorded a realized loss on the sale of investments of $0.06 million during the six months ended June 30, 2023. During the six months ended June 30, 2022, the Company recorded nil in realized or unrealized losses related to its investment in Edible Garden.

NOTE 6 – INVESTMENTS

Hydrofarm

On June 16, 2021, the Company completed the disposition of 593,261 shares of common stock of Hydrofarm Holdings Group, Inc. (NASDAQ: HYFM) (“Hydrofarm”) and warrants to purchase 296,630 shares of Hydrofarm common stock at an exercise price of $16.86 per share, for aggregate gross proceeds of $40.76 million in cash pursuant to a Securities Purchase Agreement (the “SPA”) between the Company and two accredited investors. There is no material relationship between the Company or its affiliates and either of the investors other than in respect of the transactions contemplated by the SPA. As of December 31, 2022 and 2021, the Company no longer has an investment in Hydrofarm.

Edible Garden

On March 30, 2020, Edible Garden Corp., a wholly-owned subsidiary of Company, entered into and closed an Asset Purchase Agreement with Edible Garden Incorporated (the “Purchaser”), pursuant to which the Company sold and the Purchaser purchased substantially all of the assets of Edible Garden (the “Business”). The consideration paid for the Business included two option agreements to purchase up to a 20% interest in the Purchaser for a nominal fee. The first option gives the Company the right to purchase a 10% interest in the Purchaser for one dollar at any time between the one and five-year anniversary of the transaction, or at any time should a change in control event or public offering occur. The second option gives the Company the right to purchase an additional 10% interest in the Purchaser for one dollar at any point prior to the five-year anniversary of the transaction. During the year ended December 31, 2021, the Company exercised its options and acquired 5,000,000 shares of the Purchaser's common stock for a nominal fee. During the fourth quarter of 2021, the Company concluded that the investment in Edible Garden was impaired and recorded an impairment charge of $0.33 million, which is included in "Net Income from Discontinued Operations" for the year ended December 31, 2021.

On May 3, 2022, Edible Garden completed a 1-for-5 reverse stock split of its outstanding common stock. As a result, the Company held 1,000,000 shares in Edible Garden. On May 5, 2022, Edible Garden announced the pricing of its initial public offering of 2,930,000 shares of its common stock and accompanying warrants to purchase up to 2,930,000 shares of common stock for an exercise price of $5.00 per share. Each share of common stock was sold together with one warrant at a combined offering price of $5.00, for gross proceeds of approximately $14.70 million. As a result of the initial public offering, the Company reassessed its write down on the investment and recorded a write up to its fair value, which is categorized within the fair value hierarchy as Level 2. In November 2022, the lock-up restriction on the Company's shares in the Purchaser expired and accordingly, the Company's investment transferred from Level 2 to Level 1 fair value measurement. Refer to "Note 21 - Fair Value Measurements" for additional information.